Shareholders' Equity - Additional Information (Detail) $ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) shares	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2017 USD ($)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2019 USD ($) $ / shares shares	Mar. 31, 2014 $ / shares shares
Class of Stock [Line Items]
Ordinary shares, shares authorized						10,000,000,000
Allocations to general reserve as a percentage of profit after tax		10.00%
Threshold percentage of general reserve required to be maintained threshold percentage of general reserve required to be maintained		50.00%
Appropriation to statutory common reserve		10.00%
Threshold percentage of statutory common reserve required to be maintained		50.00%
Net assets restricted to transfer				¥ 1,406,789	$ 202,703,000
Other comprehensive income, tax expense or benefit | $	$ 0	$ 0	$ 0
Common Class A [Member]
Class of Stock [Line Items]
Ordinary shares, shares authorized		7,600,000,000		7,600,000,000	7,600,000,000
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.000025			$ 0.000025
Ordinary shares, shares outstanding		419,253,027		431,985,016	431,985,016
Common Class B [Member]
Class of Stock [Line Items]
Shares transferred		48,412,760
Ordinary shares, shares authorized		1,400,000,000		1,400,000,000	1,400,000,000
Ordinary shares, par value (in dollars per share) | $ / shares		$ 0.000025			$ 0.000025
Ordinary shares, shares outstanding		946,017,565		946,017,565	946,017,565
Reserved Shares
Class of Stock [Line Items]
Ordinary shares, shares authorized						1,000,000,000
Ordinary shares, par value (in dollars per share) | $ / shares						$ 0.000025